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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Travelers Asset Management International Company LLC
Address: 242 Trumbull Street - 6TS
         Hartford, CT 06103

13F File Number: 028-03308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter H. Duffy
Title: Vice President
Phone: 617-578-3408

Signature, Place, and Date of Signing:

/s/ Peter H. Duffy

Peter H. Duffy   Boston, Massachusetts   April 26, 2006


Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT.

[x]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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
Name                                        13F File Number
                                            ---------------
Citigroup, Inc.                                   028-02427
Dreman Value Management, LLC                      028-06700
Federated Investors, Inc.                         028-04375
FMR Corp.                                         028-00451
Janus Capital Management LLC                      028-01343
Massachusetts Financial Services Company          028-04968
Merrill Lynch Asset Management Inc.               028-00791
Mondrian Investment Partners Ltd.                 028-11450
Pioneer Investment Management, Inc.               028-04037